INTEREST IN GIBRALTAR JOINT VENTURE - Disclosure of joint venture financial information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Cash and equivalents	$ 96,477	$ 120,858	$ 236,767
Total current assets	249,455	240,871
Total current liabilities	141,189	112,638
Long-term debt	610,233	568,160
Provision for environmental rehabilitation	145,786	113,725
Revenues	524,972	391,609
Production costs	(317,618)	(285,392)
Depletion and amortization	(56,940)	(51,982)
Interest expense	(48,181)	(41,825)
Foreign exchange (loss) gain	11,430	(29,791)
Comprehensive income for joint arrangement	72,491	(5,828)
Gibraltar Joint Venture [Member]
Disclosure of joint ventures [line items]
Cash and equivalents	1,267	82,408
Other current assets	162,232	142,479
Total current assets	163,499	224,887
Non-current assets	1,153,179	1,046,997
Accounts payable and accrued liabilities	66,421	59,186
Other current financial liabilities	28,914	33,143
Total current liabilities	95,335	92,329
Long-term debt	37,732	45,100
Provision for environmental rehabilitation	159,589	143,256
Non-current liabilities	197,321	188,356
Revenues	622,008	512,950
Production costs	(374,065)	(380,523)
Depletion and amortization	(73,781)	(76,484)
Other operating expense	(4,430)	(4,458)
Interest expense	(11,993)	(4,935)
Interest income	1,211	336
Foreign exchange (loss) gain	(1,153)	919
Comprehensive income for joint arrangement	$ 157,797	$ 47,805